Employee Benefit Plans (Unfunded) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Employee Benefit Plans (Unfunded) [Abstract]
Schedule of Current and Non Current Employee Benefit Plans Obligations	The summary of current and non-current employee benefit plans obligations along with its components are as below:
Pension and other employee obligations
As at	September 30, 2024	March 31, 2024
Current
Gratuity	$77,170	$93,967
Compensated absences	69,134	89,688
	$146,304	$183,655
Non-current
Gratuity	$214,398	$258,524
Compensated absences	163,460	232,925
Other statutory dues	2,207	-
	$380,065	$491,449

As at	March 31, 2024	March 31, 2023
Current
Gratuity	$93,967	$70,872
Compensated absences	89,688	75,134
	183,655	146,006
Non current
Gratuity	258,524	215,841
Compensated absences	232,925	222,967
	491,449	438,808

Schedule of Gratuity
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$325,441	$373,442	$352,492	$286,713
Service cost	14,971	21,026	34,523	50,109
Interest cost	4,693	4,724	9,976	9,793
Actuarial loss/ (gain)	(21,276)	(30,473)	42,235	43,605
Benefits paid	(31,452)	(16,907)	(146,029)	(38,677)
Effect of exchange rate changes	(808)	(4,165)	(1,628)	(3,896)
PBO at the end of the period	$291,569	$347,647	$291,569	$347,647

Accrued pension liability
Current liability			$77,170	$80,698
Non-current liability			214,399	266,949
			$291,569	$347,647

Accumulated benefit obligation			$221,574	$252,121

	March 31, 2024	March 31, 2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$286,714	$341,727
Service cost	96,167	97,679
Interest cost	17,541	18,405
Actuarial loss/ (gain)	48,593	(45,373)
Benefits paid	(91,798)	(100,528)
Effect of exchange rate changes	(4,725)	(25,196)
PBO at the end of the period	352,492	286,714

Accrued pension liability
Current liability	$93,967	$70,872
Non-current liability	258,524	215,841
	352,492	286,714
Accumulated benefit obligation	260,054	202,036

Schedule of Net Grauity Cost Recognized in Income Statement
Net gratuity cost recognized in income statement	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Service cost	$14,971	$21,026	$34,523	$50,109
Interest cost	4,693	4,724	9,976	9,793
Amortization of net actuarial (gains)/loss	(1,672)	(5,287)	(3,351)	(10,609)
Net periodic benefit cost	$17,992	$20,463	$41,148	$49,293

	March 31, 2024	March 31, 2023
Service cost	$96,167	$97,679
Interest cost	17,541	18,405
Amortization of net actuarial (gains)/loss	(21,124)	(18,290)
Net periodic benefit cost	92,584	97,794

Schedule of Re-measurement (Gains) / Losses in Other Comprehensive Income
Re-measurement (gains) / losses in other comprehensive income	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Actuarial (gain)/loss	$(21,276)	$(30,473)	$42,235	$43,605
Amortization loss	(1,672)	(5,287)	(3,351)	(10,609)
Total	$(19,604)	$(25,186)	$45,586	$54,214

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss	$48,593	$(45,373)
Amortization loss	(21,124)	(18,290)
Total	69,717	(27,083)

Schedule of Components of Actuarial Gain
Components of actuarial gain:	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$2,004	$(8,491)	$1,063	$748
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	3,378	(5,926)	2,701	(5,535)
Actuarial (gain)/loss due to experience on defined benefit obligation	(26,571)	(16,056)	38,558	48,392
Total	$(21,189)	$(30,473)	$42,322	$43,605

	March 31, 2024	March 31, 2023
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$(4,289)	$(11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	50,904	(26,900)
Total	48,592	(45,373)

Schedule of Assumptions used for Gratuity	The assumptions used in accounting for the gratuity plan are as follows:
	September 30, 2024	September 30, 2023
Discount rate - staff	6.78%	7.38%
Discount rate - independent service provider*	6.78%	7.26%
Attrition rate - staff	38.91%	36.47%
Attrition rate - independent service provider*	81.49%	78.78%
Rate of increase in compensation levels - staff	12.63%	12.19%
Rate of increase in compensation levels - independent service provider*	11.49%	11.43%
*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.
The assumptions used in accounting for the gratuity plan are as follows:
	March 31, 2024	March 31, 2023
Discount rate - staff	7.17%	7.37%
Discount rate - independent service provider*	7.12%	7.25%
Attrition rate - staff	39.54%	36.00%
Attrition rate - independent service provider*	85.68%	92.00%
Rate of increase in compensation levels - staff	12.63%	12.67%
Rate of increase in compensation levels - independent service provider*	11.43%	14.50%
*	Independent service provider are contract employees responsible for maintaining the fleet of the Company.

Schedule of Discount Rates Current Market Yields on Government Securities	The discount rates are based on current market yields on government securities adjusted for a suitable risk premium.
Expected benefit payments as of September 30, 2024 is as follows:

Year ending March 31,
2025 (October 1, 2024 till March 31, 2025)	$38,585
2026	60,722
2027	38,990
2028	26,493
2029	15,753
Thereafter	111,026
Total	$291,569
Sensitivity analysis for the :
	March 31, 2024		March 31, 2023
Year ended	Increase	Decrease	Increase	Decrease
Discount rate (- / + 1%)	$(13,591)	$14,904	$14,216	$(12,795)
Salary growth rate (- / + 1%)	6,933	(6,668)	7,934	(8,508)
Attrition rate (- / + 1%)	(2,864)	2,918	4,801	(4,551)
Mortality rate (- / + 10% of mortality rates)	19	-	-	(51)

Expected benefit payments for the year ending March 31,
2025				99,094
2026				50,867
2027				38,071
2028				21,328
2029				14,049
Thereafter				129,083
Total				352,492

Schedule of Net Leave Encashment Cost
Net leave encashment cost includes the following components	Three months ended September 30,		Six months ended September 30,
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Service cost	$(9,304)	$(16,260)	$25,940	$125,756
Interest cost	4,574	5,189	9,737	10,412
Recognized net actuarial loss	(41,219)	(39,840)	(37,035)	(34,540)
Net periodic benefit cost	$(45,949)	$(50,911)	$(1,358)	$101,628